Investments (Details) - Schedule of amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale - Short-term investments [Member] - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 27,865	$ 51,387	$ 94,782
Gross Unrealized Gains			1
Gross Unrealized Losses	(337)	(739)	(87)
Fair Value	27,528	50,648
Corporate debt security [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	24,185	40,177	71,406
Gross Unrealized Gains
Gross Unrealized Losses	(303)	(612)	(57)
Fair Value	23,882	39,565
U.S. treasuries [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	651	2,201	3,415
Gross Unrealized Gains
Gross Unrealized Losses	(1)	(21)	(7)
Fair Value	650	2,180
Asset-backed security and other [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3,029	5,324	2,555
Gross Unrealized Gains
Gross Unrealized Losses	(33)	(76)	(4)
Fair Value	$ 2,996	5,248
Non-U.S. government and supranational bonds [Member]
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		3,685	16,405
Gross Unrealized Gains			1
Gross Unrealized Losses		(30)	$ (19)
Fair Value		$ 3,655